Other Payables and Other Current Liabilities - Schedule of Other Payables and Other Current Liabilities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Payables and Other Current Liabilities [Abstract]
Other taxes payable	[1]	$ 861,805	$ 754,260
Payroll payable		981,142	897,079
Loans from third parties	[2]	210,000	310,497
Accrued expenses		74,769	190,264
Total other payables and other current liabilities		$ 2,127,716	$ 2,152,100

[1]	Other taxes payable primarily represent personal income tax liabilities arising from the distribution of share-based compensation, amounting to $770,078 and $746,205 as of June 30, 2026 and December 31, 2025, respectively.
[2]	On May 27, 2025, the Company borrowed a loan from a third party amounted to $100,000 with a maturity date as at November 26, 2025. The interest rate of the loan was 1% per month. The Company repaid the loan in January 2026.